As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

May 1, 2001

Equity Index Fund
Growth & Income Fund
Fundamental Growth Fund
Small Cap Growth Fund
International Equity Fund
Active Bond Fund
Money Market Fund
                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------

John Hancock Variable                           Overview                                     1
Series Trust I ("Trust")
                                                Your Investment Choices                      2
A fund-by-fund summary of goals,                Equity Index Fund                            6
strategies and risks.                           Growth & Income Fund                         8
                                                Fundamental Growth Fund                     10
                                                Small Cap Growth Fund                       12
                                                International Equity Fund                   14
                                                Active Bond Fund                            16
                                                Money Market Fund                           18

Policies and instructions for opening,          Your Account                                20
maintaining and closing an account in           Investments in shares of the funds          20
any fund                                        Share price                                 20
                                                Valuation                                   20
                                                Conflicts                                   20

Further information on the funds                Funds' Expenses                             21

                                                Dividends and Taxes                         21
                                                Dividends                                   21
                                                Taxes                                       21

Further information on the Trust                Trust Business Structure                    22

                                                For more information                back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.

THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . certain other insurance companies that may or may not be affiliated with John
  Hancock.

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the investment choices may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund of the Trust. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Han-cock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 2000, John Hancock and its affiliates managed approximately $125 billion in assets, of which it owned approximately $79 billion. All of the funds of the Trust have subadvisers.

Your Investment Choices

--------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. This prospectus describes 7 funds that are available under your variable contract. Each fund has its own strategy and its own risk/reward profile. These additional funds can be broadly categorized as equity funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

EQUITY FUNDS
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization            Equity funds can be categorized by market capital-
                          ization, which is defined as the market value of all shares of a company's stock. The following defini-tions for large, mid and small cap are based upon statistics at year-end 2000, but are adjusted peri-odically with broad equity market movements as rep-resented by the Russell 3000(R) Index/1/ or other widely- recognized source of market capitalization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly. In volatile market environments, a fund's market cap exposure may be allowed to shift temporarily outside of the normal range in order to avoid unnecessary transaction costs.

                          Large Cap Funds:
 . Equity Index Fund       These funds invest primarily in large, well-estab-
 . Growth & Income         lished companies that typically are very actively
  Fund traded and provide more stable investment returns over time. Large cap companies represent the 300 largest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization greater than $7.8 billion as of the end of 2000. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                          Large/Mid Cap Funds:
 . Fundamental             These funds invest primarily in large cap and mid
  Growth Fund             cap companies. The capitalization of these funds can
                          shift over time from primarily large cap to primar-ily mid cap or vice versa depending on where the manager identifies investment opportunities. These funds are generally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

                          Small Cap Funds:
 . Small Cap               These funds invest primarily in small newly estab-
  Growth Fund             lished companies that are less actively traded and
                          have a high level of share price volatility over time. Small cap companies represent the 2000 small-est stocks in the Russell 3000(R) Index. Each of these companies has a market capitalization of less than $1.4 billion as of the end of 2000. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

------
/1/The Russell 3000(R) Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $12.8 trillion at the end of 2000. The Russell 3000(R) Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion on the part of Frank Russell Company as to its attractiveness or appropriate-ness as an investment.

Investment Style

                          Value Funds:
                          Value funds invest in companies that are attrac-tively priced, considering their asset and earnings history. These stocks typically pay above average dividends and have low stock prices relative to mea-sures of earnings and book value. Value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

                          Growth Funds:
 . Fundamental Growth      Growth funds invest in companies believed to have
  Fund above-average prospects for capital growth due to their strong earnings and revenue potential. Growth
 . Small Cap Growth        stocks typically have high stock prices relative to
  Fund measures of earnings and book value. Growth funds are appropriate for investors who are willing to accept more share-price volatility for the potential reward of higher long-term returns.

                          Blend Funds:
 . Equity Index Fund       Blend funds invest in both value and growth compa-
                          nies. Blend funds are appropriate for investors who
 . Growth & Income         seek both dividend and capital appreciation charac-
  Fund                    teristics.

BOND FUNDS
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity          Bond maturity is a key measure of interest rate
                          risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                          Short:
 . Money Market Fund       These funds invest primarily in bonds with short
                          maturities, typically less than four years. These funds have less interest rate risk than intermedi-ate-term bond funds.

                          Intermediate:
 . Active Bond Fund        These funds invest in bonds of all maturities and
                          maintain an average maturity which is typically between four and ten years. These funds have more interest rate risk than short-term bond funds.

Credit Quality            Credit quality is a measure of the ability of a bond
                          issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds. Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                          High:
 . Money Market Fund       These funds focus on the highest-rated, most credit-
                          worthy bonds or money market instruments and typi-cally maintain an average credit quality rating of AAA/Aaa (A-1/P-1 for money market funds).

                          Medium:
 . Active Bond Fund        These funds invest in bonds of all credit quality
                          levels with a focus on investment grade bonds. These funds typically maintain an average credit quality rating of AA/Aa, A or BBB/Baa.


INTERNATIONAL/GLOBAL EQUITY FUNDS
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                          Developed Markets:
 . International           These funds invest primarily in the larger, well-
  Equity Fund             established developed or industralized markets
                          around the world. These funds have a lower level of foreign securities risk than emerging market funds.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, when markets are unusually vola-tile or when a fund experiences unusually large cash flows, a fund may be allowed to temporarily deviate from its normal strategy to avoid unnecessary transaction costs. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvest-ment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable sepa-rate accounts and variable contracts. Those expenses and charges vary consider-ably from contract to contract and are described in the variable contract pro-spectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ra-tios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

All of the funds (except bond funds and equity index funds) may participate in initial public offerings (IPOs). Under certain market conditions, such partici-pation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

If the total investment return for any fund for any given year appears unusu-ally high, the return may be attributable to unusually favorable market condi-tions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all stocks included in the Index. The manager normally invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and sector diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: Standard & Poor's Depositary Receipts (SPDRs), U.S. dol-lar denominated foreign securities, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an exam-ple of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------

SUBADVISER

SSgA Funds Management, Inc.
(formerly State Street Global Advisors, a division of State Street Bank and Trust Company)
Two International Place
Boston, Massachusetts 02110

Managing, with predecessor, since 1978
Managing Fund since May, 1997
Predecessor managed approximately $725 billion in assets at the end of 2000

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [CHART]

                            1997            32.79%
                            1998            28.45%
                            1999            21.08%
                            2000            -9.15%


Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund  Index
1 year        -9.15% -9.11%
Life of fund  17.74% 18.06%

Index: S&P 500 Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:      1996**      1997      1998      1999      2000
Net asset value, beginning
 of period                    $ 10.00  $  11.10  $  14.21  $  17.70  $  20.46
Income from investment
 operations:
 Net investment income
  (loss)                         0.15      0.24      0.25      0.27      0.22
 Net realized and unrealized
  gain (loss) on
  investments*                   1.26      3.41      3.76      3.41     (2.09)
 Total from investment
  operations                     1.41      3.65      4.01      3.68     (1.87)
Less distributions:
 Distributions from net
  investment income and
  capital paid in               (0.21)    (0.29)    (0.24)    (0.26)    (0.23)
 Distributions from net
  realized gain on
  investments sold              (0.10)    (0.25)    (0.28)    (0.66)    (0.72)
 Distributions in excess of
  income, capital paid in &
  gains                           --        --        --        --        --
 Total distributions            (0.31)    (0.54)    (0.52)    (0.92)    (0.95)
Net asset value, end of
 period                       $ 11.10  $  14.21  $  17.70  $  20.46  $  17.64
Total investment return***      14.23%    32.79%    28.45%    21.08%    (9.15)%
Ratios and supplemental data
Net assets, end of period
 (000s omitted)($)            $14,650  $101,390  $232,578  $451,296  $525,659
Ratio of expenses to average
 net assets (%)****              0.00%     0.00%     0.00%     0.00%     0.19%
Ratio of net investment
 income (loss) to average
 net assets (%)                  2.74%     1.97%     1.59%     1.42%     1.12%
Turnover rate (%)               15.72%    64.56%    43.31%    55.24%    34.11%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Growth & Income Fund

GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemp-tions will be allocated on an asset-weighted basis. These allocation methodolo-gies may change in the future.

Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earn-ings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.

Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:

 . a systematic screening approach to rank stocks based on: fundamental cata-lyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

 . proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk manage-ment tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, Putnam may invest in stock index futures to manage cash flow.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at end of 2000

FUND MANAGERS
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

C. Beth Cotner, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [CHART]

                            1991            26.00%
                            1992             8.90%
                            1993            13.33%
                            1994            -0.56%
                            1995            34.21%
                            1996            20.10%
                            1997            29.79%
                            1998            30.25%
                            1999            16.23%
                            2000           -13.10%


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund   Index
1 year        -13.10% -9.11%
5 years        15.44% 18.35%
10 years       15.58% 17.46%
Life of fund   14.17% 15.26%

Index: S&P 500 Index

*Began operations on March 29, 1986.
8

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1996        1997        1998        1999        2000
Net asset value,
 beginning of period     $    13.94  $    14.65  $    16.61  $    19.49  $    20.01
Income from investment
 operations:
 Net investment income
  (loss)                       0.34        0.27        0.23        0.20        0.17
 Net realized and
  unrealized gain (loss)
  on investments*              2.43        4.07        4.75        2.88       (2.77)
 Total from investment
  operations                   2.77        4.34        4.98        3.08       (2.60)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.34)      (0.27)      (0.23)      (0.20)      (0.40)
 Distributions from net
  realized gain on
  investments sold            (1.72)      (2.11)      (1.87)      (2.36)      (2.69)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --        (0.14)
 Total distributions          (2.06)      (2.38)      (2.10)      (2.56)      (3.23)
Net asset value, end of
 period                  $    14.65  $    16.61  $    19.49  $    20.01  $    14.18
Total investment return       20.10%      29.79%      30.25%      16.23%     (13.10)%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,047,927  $2,785,964  $3,670,785  $4,218,841  $3,324,988
Ratio of expenses to
 average net assets (%)        0.27%       0.28%       0.27%       0.28%       0.40%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.24%       1.61%       1.24%       0.98%       0.84%
Turnover rate (%)             81.02%      74.56%      48.45%      70.16%     112.94%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Fundamental Growth Fund

GOAL AND STRATEGY

This is a stock fund with a growth emphasis that seeks long-term capital appre-ciation.

The Fund invests primarily in the common stocks of large-sized and mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary fundamental equity research and a systematic screening approach. The manager screens the universe for stocks that meet minimum size and earnings growth criteria. The manager employs a proprie-tary quantitative model to rank stocks based on:

 . fundamental catalyst (such as earnings surprise and momentum);

 . valuation (such as price-to sales ratio); and

 . financial strength (such as superior cash flow).

The manager uses fundamental equity research with a global equity research team to identify companies with characteristics such as:

 . strong and innovative management teams;

 . opportunities for above average growth within its industry;

 . strong competitive positioning relative to peers and suppliers;

 . sufficient financial strength to grow the business; and

 . reasonable valuations relative to earnings expectations.

The manager uses risk management tools and qualitative judgement to determine the Fund's sector and stock-specific weightings. The Fund is broadly diversi-fied by sector. The Fund normally invests in 90 to 150 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equiva-lents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02119

Managing since 1937
Managing Fund since August, 2000
Managed approximately $370 billion
in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

Eric M. Wetlaufer, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1997
Managing Director and Portfolio Manager at Cadence Capital Management (1991 --
 1997)
Began career in 1985

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


                                    [CHART]

                            2000            -3.03%

Best quarter: up 54.57%, third quarter 1999 Worst quarter: down 20.91%, second quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        -3.03% -11.75%
Life of fund  35.44%  16.11%

Index: Russell Mid Cap(TM) Growth Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized com-panies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1999**      2000
Net asset value, beginning of period                         $10.00   $ 14.42
Income from investment operations:
 Net investment income (loss)                                 (0.02)    (0.02)
 Net realized and unrealized gain (loss) on investments*       5.34     (0.44)
 Total from investment operations                              5.32     (0.46)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --      (0.03)
 Distributions from net realized gain on investments sold     (0.90)    (0.76)
 Distributions in excess of income, capital paid in & gains     --      (0.65)
 Total distributions                                          (0.90)    (1.44)
Net asset value, end of period                               $14.42   $ 12.52
Total investment return                                       54.57%    (3.03)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $9,175   $46,114
Ratio of expenses to average net assets (%)***                 0.95%     0.96%
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.55)%   (0.38)%
Turnover rate (%)                                             61.66%   250.46%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% and 1.00% for the years ended December 31, 1999 and 2000, respectively.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term cap-ital appreciation.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 140 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1996
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [CHART]

                            1997            14.26%
                            1998            14.49%
                            1999            70.38%
                            2000           -21.43%


Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 22.48%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -21.43% -22.43%
Life of fund   12.63%   4.72%

Index: Russell 2000(R) Growth Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.

The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:    1996**      1997      1998       1999      2000
Net asset value, beginning
 of period                  $ 10.00   $  9.93   $ 11.34   $  12.99  $  19.12
Income from investment
 operations:
 Net investment income
  (loss)                       0.01     (0.02)    (0.05)     (0.21)    (0.02)
 Net realized and
  unrealized gain (loss) on
  investments*                (0.06)     1.44      1.70       9.06     (4.16)
 Total from investment
  operations                  (0.05)     1.42      1.65       8.85     (4.18)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.02)    (0.01)      --         --      (1.35)
 Distributions from net
  realized gain on
  investments sold              --        --        --       (2.72)    (0.12)
 Distributions in excess of
  income, capital paid in &
  gains                         --        --        --         --        --
 Total distributions          (0.02)    (0.01)      --       (2.72)    (1.47)
Net asset value, end of
 period                     $  9.93   $ 11.34   $ 12.99   $  19.12  $  13.47
Total investment return       (0.50)%   14.26%    14.49%     70.38%   (21.43)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $20,633   $48,761   $74,849   $179,570  $234,542
Ratio of expenses to
 average net assets (%)***     1.00%     1.00%     1.00%       0.8%     0.82%
Ratio of net investment
 income (loss) to average
 net assets (%)                0.12%    (0.28)%   (0.65)%    (0.70)    (0.50)%
Turnover rate (%)             50.93%    86.23%   101.16%     113.1%    97.73%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

International Equity Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located primarily in developed countries outside of the U.S.

The manager selects stocks using proprietary equity research that identifies companies having:

 . strong market positions within their industry,

 . management with a history of excellence focusing on core businesses,

 . above average return on capital within their industry, and

 . demonstrated ability to create long-term shareholder value.

The manager determines the allocation among regions and countries using a com-bination of qualitative and quantitative inputs, including:

 . quantitative models to rank the relative attractiveness of each country/region based on valuation, credit risk and momentum, and

 . qualitative assessment of regional portfolio managers to adjust model results.

The Fund's sector exposures are largely the result of stock selection, although the Fund maintains broad sector representation. The Fund is managed using risk control techniques that maintain overall regional diversification. Although the Fund may employ foreign currency hedging techniques, the Fund normally main-tains the currency exposure of the underlying equity investments.

The Fund invests in at least 3 different countries other than the U.S., but normally invests in 10 to 35 countries, with at least 65% of its assets in securities of non-U.S. entities.

The Fund will invest no more than 10% of its assets in emerging market stocks.

The Fund normally invests in 120 to 200 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), iShares SM and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since August, 1999
Managed approximately $282 billion
in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Shogo Maeda
-----------------
Managing Director of subadviser
Joined subadviser in 1994
Senior Portfolio Manager at Nomura Investment Management, Inc. (1987-1994)

Susan Noble
-----------------
Managing Director of subadviser
Joined subadviser in 1997
Portfolio Management Director at Fleming Investment Management (1986-1997)

Andrew Orchard
-----------------
Executive Director of subadviser
Joined subadviser in 1999
Portfolio Manager at Morgan Grenfell
Asset Management (1994-1999)

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


                                    [CHART]

                            2000            -14.37%


Best quarter: up 22.28%, fourth quarter 1999 Worst quarter: down 8.76%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -14.37% -13.96%
Life of fund    3.01%   1.31%

Index: MSCI EAFE Index

*Began operations on August 31, 1999.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements.

Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1999**     2000
Net asset value, beginning of period                         $ 10.00  $ 11.95
Income from investment operations
 Net investment income (loss)                                   0.01     0.06
 Net realized and unrealized gain (loss) on investments*        2.12    (1.78)
 Total from investment operations                               2.13    (1.72)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.01)   (0.04)
 Distributions from net realized gain on investment            (0.17)   (0.30)
 Distributions in excess of income, capital paid in & gains      --     (0.04)
 Total distributions                                           (0.18)   (0.38)
Net asset value, end of period                               $ 11.95  $  9.85
Total investment return                                        21.49%  (14.37)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $12,430  $15,716
Ratio of expenses to average net assets (%)***                  1.10%    1.10%
Ratio of net investment income (loss) to average net assets
 (%)                                                            0.21%    0.53%
Turnover rate (%)                                              26.76%   75.41%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.71% and 1.76% for the years ended December 31, 1999 and 2000, respectively.

Active Bond Fund

GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities; and

 . no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average matu-rity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [CHART]

                            1991            16.70%
                            1992             7.70%
                            1993            10.80%
                            1994            -2.57%
                            1995            19.55%
                            1996             4.10%
                            1997            10.11%
                            1998             8.23%
                            1999            -0.94%
                            2000            10.45%


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        10.45% 11.63%
5 years        6.30%  6.46%
10 years       8.20%  7.96%
Life of fund   8.04%  8.16%

Index: Lehman Brothers Aggregate Bond Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1996      1997      1998      1999       2000
Net asset value, beginning
 of period                  $  10.13  $   9.77  $   9.95     $9.92   $   9.12
Income from investment
 operations:
 Net investment income
  (loss)                        0.69      0.71      0.69      0.67       0.64
 Net realized and
  unrealized gain (loss) on
  investments*                 (0.31)     0.24      0.11     (0.76)      0.28
 Total from investment
  operations                    0.38      0.95      0.80     (0.09)      0.92
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.69)    (0.71)    (0.69)    (0.71)     (0.60)
 Distributions from net
  realized gain on
  investments sold             (0.05)    (0.06)    (0.14)      --         --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --        --         --
 Total distributions           (0.74)    (0.77)    (0.83)    (0.71)     (0.60)
Net asset value, end of
 period                     $   9.77  $   9.95  $   9.92  $   9.12   $   9.44
Total investment return         4.10%    10.11%     8.23%    (0.94)%    10.45%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $726,111  $803,770  $907,121  $850,286   $842,299
Ratio of expenses to
 average net assets (%)         0.29%     0.31%     0.29%     0.28%      0.41%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.07%     7.18%     6.84%     6.97%      6.98%
Turnover rate (%)             119.12%   138.29%   228.74%   182.90%    164.34%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks to preserve capital and liquidity while also seeking to achieve a competitive yield. The Fund intends to maintain a stable net asset value of $1.00 per share.

The Fund invests in U.S. dollar denominated money market instruments rated in one of the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper and other short-term obligations of U.S. and foreign issuers
  (including asset-backed securities);

 . certificates of deposit, bank notes and other obligations of U.S. and foreign banks and other lending institutions;

 . debt securities issued by foreign governments and agencies;

 . U.S. Treasury, agency and state and local government obligations; and,

 . repurchase agreements.

The manager's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the antici-pated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The manager seeks secu-rities;

 . with an acceptable maturity;

 . issued by issuers on a sound financial footing;

 . that are marketable and liquid; and

 . that offer competitive yields.

The Fund only invests in individual securities with a maximum remaining matu-rity of 397 days (13 months). The overall weighted average maturity of the Fund's investments is 90 days or less. The Fund may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2001
Managed approximately $274 billion in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

John Keogh
-----------------
Senior Vice President and Partner of subadviser
Joined subadviser in 1983
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [CHART]

                             1991            6.00%
                             1992            3.60%
                             1993            3.41%
                             1994            4.03%
                             1995            5.78%
                             1996            5.32%
                             1997            5.38%
                             1998            5.40%
                             1999            5.05%
                             2000            6.29%


Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/2000(/1/)

                  Fund
1 year            6.29%
5 years           5.50%
10 years          4.99%
Life of fund      5.84%

(1)Began operations on March 29, 1986.

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk.

Principal Risk: An investment in the Fund is not a bank deposit and is not guaranteed as to principal and interest. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, investors may lose money by invest-ing in the Fund.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:         1996      1997      1998      1999      2000
Net asset value, beginning
 of period                    $  10.00  $  10.00  $  10.00  $  10.00  $  10.00
Income from investment
 operations:
 Net investment income
  (loss)                          0.52      0.53      0.53      0.45      0.60
 Net realized and unrealized
  gain (loss) on
  investments*                     --        --        --        --        --
 Total from investment
  operations                      0.52      0.53      0.53      0.45      0.60
Less distributions:
 Distributions from net
  investment income and
  capital paid in                (0.52)    (0.53)    (0.53)    (0.45)    (0.61)
 Distributions from net
  realized gain on
  investments sold                 --        --        --        --        --
 Distributions in excess of
  income, capital paid in &
  gains                            --        --        --        --        --
 Total distributions          $  (0.52) $  (0.53) $  (0.53)    (0.45)    (0.61)
Net asset value, end of
 period                       $  10.00  $  10.00  $  10.00  $  10.00  $  10.00
Total investment return           5.32%     5.38%     5.40%     5.05%     6.29%
Ratios and supplemental data
Net assets, end of period
 (000s omitted)($)            $213,235  $229,443  $395,195  $451,235  $496,853
Ratio of expenses to average
 net assets (%)                   0.30%     0.33%     0.31%     0.31%     0.29%
Ratio of net investment
 income (loss) to average
 net assets (%)                   5.20%     5.32%     5.29%     4.95%     6.05%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and other insurance companies to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 . market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser in 2000 was:

  Funds                      % of net assets
  Equity Index Fund               0.13%
  Growth & Income Fund            0.32%
  Fundamental Growth Fund         0.86%
  Small Cap Growth Fund           0.75%
  International Equity Fund       1.00%
  Active Bond Fund                0.31%
  Money Market Fund               0.25%



The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser. The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and tax-es) to not more than 0.10 percent of the fund's average daily net assets.

Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

         Investment Adviser                        Custodian
          John Hancock Life                  State Street Bank and
          Insurance Company                          Trust
                                                    Company

         Manages the Trust's
       investment and business             Holds the Trust's assets,
             activities.                       settles all Trust
                                           trades and collects most
                                               of the valuation
                                           data required for calcu-
                                           lating the Trust's NAV.

                                  Subadvisers

      Goldman Sachs Asset Management.        Putnam Investment Management, LLC
      Independence Investment LLC            SSgA Funds Management, Inc.
      John Hancock Advisers, Inc.            Wellington Management Company, LLP

                      Provide management to various funds.

                      [This page intentionally left blank]

For more information

 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             or to make share-
                            Trust I:                    holder inquiries,
                                                        please contact:

                            Annual/Semiannual
                            Report to shareholders

                                                        By mail:


                            Includes financial          John Hancock Variable
                            statements, a dis-          Series Trust I
                            cussion of the mar-         John Hancock Place
                            ket conditions and          Boston, MA 02117
                            investment strate-
                            gies that signifi-
                            cantly affected per-
                            formance, and the
                            auditors' report (in
                            the annual report
                            only).

                                                        By phone: 1-800-732-5543

                                                        Or you may view or
                                                        obtain these docu-
                                                        ments from the SEC:


                            Statement of                In person: at the
                            Additional                  SEC's Public Refer-
                            Information (SAI)           ence Room in Wash-
                                                        ington, DC

                            The SAI contains
                            more detailed infor-
                            mation on all
                            aspects of the
                            funds.

                                                        By phone: 1-202-942-8090

                                                        By mail: Office of
                                                        Public Reference Secu-
                                                        rities and Exchange
                                                        Commission

                            A current SAI has
                            been filed with the
                            Securities and              450 5th Street,
                            Exchange Commission         N.W., Room 1300
                            and is incorporated         Washington, DC
                            by reference into           20549-0102
                            (i.e., is legally a         (duplicating fee
                            part of) this pro-          required)
                            spectus.

                                                        By e-mail: publicinfo@SEC.gov

                                                        On the
                                                        Internet: www.sec.gov

                                                        SEC File Num-
 John Hancock                                           ber: 811-4490
 Variable
 Series Trust I
 John Hancock
 Place
 Boston, Massachu-
 setts 02117
VSTPRO II

As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

May 1, 2001

Growth & Income Fund
Large/Mid Cap Value Fund
Fundamental Growth Fund
Small Cap Growth Fund
Active Bond Fund
Money Market Fund
                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------

John Hancock Variable Series                                   Overview                                     1
Trust I ("Trust")
                                                               Your Investment Choices                      2
A fund-by-fund summary of goals,                               Growth & Income Fund                         6
strategies and risks.                                          Large/Mid Cap Value Fund                     8
                                                               Fundamental Growth Fund                     10
                                                               Small Cap Growth Fund                       12
                                                               Active Bond Fund                            14
                                                               Money Market Fund                           16

Policies and instructions for opening,                         Your Account                                18
maintaining and closing an account in                          Investments in shares of the funds          18
any fund                                                       Share price                                 18
                                                               Valuation                                   18
                                                               Conflicts                                   18

Further information on the funds                               Funds' Expenses                             19

                                                               Dividends and Taxes                         19
                                                               Dividends                                   19
                                                               Taxes                                       19

Further information on the Trust                               Trust Business Structure                    20

                                                               For more information                back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . certain other insurance companies that may or may not be affiliated with John
  Hancock.

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the investment choices may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund of the Trust. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Han-cock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 2000, John Hancock and its affiliates managed approximately $125 billion in assets, of which it owned approximately $79 billion. All of the funds of the Trust have subadvisers.

Your Investment Choices

--------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. This prospectus describes 6 funds that are available under your variable contract. Each fund has its own strategy and its own risk/reward profile.These additional funds can be broadly categorized as equity funds and bond funds. Within these broad categories, the funds can be further categorized as follows:

EQUITY FUNDS
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization            Equity funds can be categorized by market capital-
                          ization, which is defined as the market value of all shares of a company's stock. The following defini-tions for large, mid and small cap are based upon statistics at year-end 2000, but are adjusted peri-odically with broad equity market movements as rep-resented by the Russell 3000(R) Index/1/ or other widely- recognized source of market capitalization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly. In volatile market environments, a fund's market cap exposure may be allowed to shift temporarily outside of the normal range in order to avoid unnecessary transaction costs.

                          Large Cap Funds:
 . Growth & Income         These funds invest primarily in large, well-estab-
  Fund lished companies that typically are very actively traded and provide more stable investment returns over time. Large cap companies represent the 300 largest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization greater than $7.8 billion as of the end of 2000. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                          Large/Mid Cap Funds:
 . Large/Mid Cap           These funds invest primarily in large cap and mid
  Value Fund              cap companies. The capitalization of these funds can
                          shift over time from primarily large cap to primar-
 . Fundamental             ily mid cap or vice versa depending on where the
  Growth Fund             manager identifies investment opportunities. These
                          funds are generally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

                          Small Cap Funds:
 . Small Cap               These funds invest primarily in small newly estab-
  Growth Fund             lished companies that are less actively traded and
                          have a high level of share price volatility over time. Small cap companies represent the 2000 small-est stocks in the Russell 3000(R) Index. Each of these companies has a market capitalization of less than $1.4 billion as of the end of 2000. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

------
/1/The Russell 3000(R) Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $12.8 trillion at the end of 2000. The Russell 3000(R) Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion on the part of Frank Russell Company as to its attractiveness or appropriateness as an investment.

Investment Style

                          Value Funds:
 . Large/Mid Cap           Value funds invest in companies that are attrac-
  Value Fund              tively priced, considering their asset and earnings
                          history. These stocks typically pay above average dividends and have low stock prices relative to mea-sures of earnings and book value. Value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

                          Growth Funds:
 . Fundamental Growth      Growth funds invest in companies believed to have
  Fund above-average prospects for capital growth due to their strong earnings and revenue potential. Growth
 . Small Cap Growth        stocks typically have high stock prices relative to
  Fund measures of earnings and book value. Growth funds are appropriate for investors who are willing to accept more share-price volatility for the potential reward of higher long-term returns.

                          Blend Funds:
 . Growth & Income         Blend funds invest in both value and growth compa-
  Fund nies. Blend funds are appropriate for investors who seek both dividend and capital appreciation charac-teristics.
BOND FUNDS
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity          Bond maturity is a key measure of interest rate
                          risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                          Short:
 . Money Market Fund       These funds invest primarily in bonds with short
                          maturities, typically less than four years. These funds have less interest rate risk than intermedi-ate-term bond funds.

                          Intermediate:
 . Active Bond Fund        These funds invest in bonds of all maturities and
                          maintain an average maturity which is typically between four and ten years. These funds have more interest rate risk than short-term bond funds.

Credit Quality            Credit quality is a measure of the ability of a bond
                          issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds. Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                          High:
 . Money Market Fund       These funds focus on the highest-rated, most credit-
                          worthy bonds or money market instruments and typi-cally maintain an average credit quality rating of AAA/Aaa (A-1/P-1 for money market funds).

                          Medium:
 . Active Bond Fund        These funds invest in bonds of all credit quality
                          levels with a focus on investment grade bonds. These funds typically maintain an average credit quality rating of AA/Aa, A or BBB/Baa.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, when markets are unusually vola-tile or when a fund experiences unusually large cash flows, a fund may be allowed to temporarily deviate from its normal strategy to avoid unnecessary transaction costs. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvest-ment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable sepa-rate accounts and variable contracts. Those expenses and charges vary consider-ably from contract to contract and are described in the variable contract pro-spectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ra-tios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

All of the funds (except bond funds) may participate in initial public offer-ings (IPOs). Under certain market conditions, such participation could signifi-cantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

If the total investment return for any fund for any given year appears unusu-ally high, the return may be attributable to unusually favorable market condi-tions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Growth & Income Fund

GOAL AND STRATEGY


This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.


The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.


The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemp-tions will be allocated on an asset-weighted basis. These allocation methodolo-gies may change in the future.


Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earn-ings growth prospects.


Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.


Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:


 . a systematic screening approach to rank stocks based on: fundamental cata-lyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and


 . proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.


Putnam seeks broad diversification by security and sector and uses risk manage-ment tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.


The Fund is "non-diversified", which means that it can take larger positions in individual issuers.


Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, Putnam may invest in stock index futures to manage cash flow.


In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at end of 2000

FUND MANAGERS
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

C. Beth Cotner, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                              1991        26.00%
                              1992         8.90%
                              1993        13.33%
                              1994        -0.56%
                              1995        34.21%
                              1996        20.10%
                              1997        29.79%
                              1998        30.25%
                              1999        16.23%
                              2000       -13.10%


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund   Index
1 year        -13.10% -9.11%
5 years        15.44% 18.35%
10 years       15.58% 17.46%
Life of fund   14.17% 15.26%

Index:S & P 500 Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1996        1997        1998        1999        2000
Net asset value,
 beginning of period     $    13.94  $    14.65  $    16.61  $    19.49  $    20.01
Income from investment
 operations:
 Net investment income
  (loss)                       0.34        0.27        0.23        0.20        0.17
 Net realized and
  unrealized gain (loss)
  on investments*              2.43        4.07        4.75        2.88       (2.77)
 Total from investment
  operations                   2.77        4.34        4.98        3.08       (2.60)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.34)      (0.27)      (0.23)      (0.20)      (0.40)
 Distributions from net
  realized gain on
  investments sold            (1.72)      (2.11)      (1.87)      (2.36)      (2.69)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --        (0.14)
 Total distributions          (2.06)      (2.38)      (2.10)      (2.56)      (3.23)
Net asset value, end of
 period                  $    14.65  $    16.61  $    19.49  $    20.01  $    14.18
Total investment return       20.10%      29.79%      30.25%      16.23%     (13.10)%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,047,927  $2,785,964  $3,670,785  $4,218,841  $3,324,988
Ratio of expenses to
 average net assets (%)        0.27%       0.28%       0.27%       0.28%       0.40%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.24%       1.61%       1.24%       0.98%       0.84%
Turnover rate (%)             81.02%      74.56%      48.45%      70.16%     112.94%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Large/Mid Cap Value Fund
GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for:

 . stocks in the Russell 1000(R) Value Index, or

 . stocks with dividend yields greater than the Russell 1000(R) Index, or

 . stocks with price/book ratios lower than the Russell 1000(R) Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and sector weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 90 to 130 stocks, with at least 65% (usually high-er) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since August, 1999
Managed approximately $274 billion
in assets at the end of 2000

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

                                    [GRAPH]

                                2000     13.41%


Best quarter: up 11.62%, first quarter 2000 Worst quarter: down 5.65%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        13.41% 7.01%
Life of fund  13.76% 6.59%

Index:Russell 1000(R) Value Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1999**     2000
Net asset value, beginning of period                          $10.00  $ 10.42
Income from investment operations:
 Net investment income (loss)                                   0.03     0.09
 Net realized and unrealized gain (loss) on investments*        0.45     1.30
 Total from investment operations                               0.48     1.39
Less distributions:
 Distributions from net investment income and capital paid in  (0.03)   (0.10)
 Distributions from net realized gain on investments sold      (0.02)   (0.08)
 Distributions in excess of income, capital paid in & gains    (0.01)   (0.06)
 Total distributions                                           (0.06)   (0.24)
Net asset value, end of period                                $10.42  $ 11.57
Total investment return                                         4.72%   13.41%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $6,101  $15,728
Ratio of expenses to average net assets (%)***                  1.05%    1.05%
Ratio of net investment income (loss) to average net assets
 (%)                                                            0.94%    0.97%
Turnover rate (%)                                              23.03%   86.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% and 1.36% for the years ended December 31, 1999 and 2000, respectively.

Fundamental Growth Fund


GOAL AND STRATEGY

This is a stock fund with a growth emphasis that seeks long-term capital appre-ciation.

The Fund invests primarily in the common stocks of large-sized and mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary fundamental equity research and a systematic screening approach. The manager screens the universe for stocks that meet minimum size and earnings growth criteria. The manager employs a proprie-tary quantitative model to rank stocks based on:

 . fundamental catalyst (such as earnings surprise and momentum);

 . valuation (such as price-to sales ratio); and

 . financial strength (such as superior cash flow).

The manager uses fundamental equity research with a global equity research team to identify companies with characteristics such as:

 . strong and innovative management teams;

 . opportunities for above average growth within its industry;

 . strong competitive positioning relative to peers and suppliers;

 . sufficient financial strength to grow the business; and

 . reasonable valuations relative to earnings expectations.

The manager uses risk management tools and qualitative judgement to determine the Fund's sector and stock-specific weightings. The Fund is broadly diversi-fied by sector. The Fund normally invests in 90 to 150 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equiva-lents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02119

Managing since 1937
Managing Fund since August, 2000
Managed approximately $370 billion
in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

Eric M. Wetlaufer, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1997
Managing Director and Portfolio Manager at Cadence Capital Management (1991 --
 1997)
Began career in 1985

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


                                    [GRAPH]

                               2000       -3.03

Best quarter: up 54.57%, third quarter 1999 Worst quarter: down 20.91%, second quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        -3.03% -11.75%
Life of fund  35.44%  16.11%

Index:Russell Mid Cap(TM) Growth Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized com-panies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1999**      2000
Net asset value, beginning of period                         $10.00   $ 14.42
Income from investment operations:
 Net investment income (loss)                                 (0.02)    (0.02)
 Net realized and unrealized gain (loss) on investments*       5.34     (0.44)
 Total from investment operations                              5.32     (0.46)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --      (0.03)
 Distributions from net realized gain on investments sold     (0.90)    (0.76)
 Distributions in excess of income, capital paid in & gains     --      (0.65)
 Total distributions                                          (0.90)    (1.44)
Net asset value, end of period                               $14.42   $ 12.52
Total investment return                                       54.57%    (3.03)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $9,175   $46,114
Ratio of expenses to average net assets (%)***                 0.95%     0.96%
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.55)%   (0.38)%
Turnover rate (%)                                             61.66%   250.46%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% and 1.00% for the years ended December 31, 1999 and 2000, respectively.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term cap-ital appreciation.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 140 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1996
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                             1997         14.26%
                             1998         14.49%
                             1999         70.38%
                             2000        -21.43%


Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 22.48%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -21.43% -22.43%
Life of fund   12.63%   4.72%

Index: Russell 2000(R) Growth Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:    1996**      1997      1998       1999      2000
Net asset value, beginning
 of period                  $ 10.00   $  9.93   $ 11.34   $  12.99  $  19.12
Income from investment
 operations:
 Net investment income
  (loss)                       0.01     (0.02)    (0.05)     (0.21)    (0.02)
 Net realized and
  unrealized gain (loss) on
  investments*                (0.06)     1.44      1.70       9.06     (4.16)
 Total from investment
  operations                  (0.05)     1.42      1.65       8.85     (4.18)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.02)    (0.01)      --         --      (1.35)
 Distributions from net
  realized gain on
  investments sold              --        --        --       (2.72)    (0.12)
 Distributions in excess of
  income, capital paid in &
  gains                         --        --        --         --        --
 Total distributions          (0.02)    (0.01)      --       (2.72)    (1.47)
Net asset value, end of
 period                     $  9.93   $ 11.34   $ 12.99   $  19.12  $  13.47
Total investment return       (0.50)%   14.26%    14.49%     70.38%   (21.43)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $20,633   $48,761   $74,849   $179,570  $234,542
Ratio of expenses to
 average net assets (%)***     1.00%     1.00%     1.00%       0.8%     0.82%
Ratio of net investment
 income (loss) to average
 net assets (%)                0.12%    (0.28)%   (0.65)%    (0.70)    (0.50)%
Turnover rate (%)             50.93%    86.23%   101.16%     113.1%    97.73%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

Active Bond Fund

GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities; and

 . no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average matu-rity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                             1991          16.70%
                             1992           7.70%
                             1993          10.80%
                             1994          -2.57%
                             1995          19.55%
                             1996           4.10%
                             1997          10.11%
                             1998           8.23%
                             1999          -0.94%
                             2000          10.45%


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        10.45% 11.63%
5 years        6.30%  6.46%
10 years       8.20%  7.96%
Life of fund   8.04%  8.16%

Index: Lehman Brothers Aggregate Bond Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1996      1997      1998      1999       2000
Net asset value, beginning
 of period                  $  10.13  $   9.77  $   9.95     $9.92   $   9.12
Income from investment
 operations:
 Net investment income
  (loss)                        0.69      0.71      0.69      0.67       0.64
 Net realized and
  unrealized gain (loss) on
  investments*                 (0.31)     0.24      0.11     (0.76)      0.28
 Total from investment
  operations                    0.38      0.95      0.80     (0.09)      0.92
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.69)    (0.71)    (0.69)    (0.71)     (0.60)
 Distributions from net
  realized gain on
  investments sold             (0.05)    (0.06)    (0.14)      --         --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --        --         --
 Total distributions           (0.74)    (0.77)    (0.83)    (0.71)     (0.60)
Net asset value, end of
 period                     $   9.77  $   9.95  $   9.92  $   9.12   $   9.44
Total investment return         4.10%    10.11%     8.23%    (0.94)%    10.45%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $726,111  $803,770  $907,121  $850,286   $842,299
Ratio of expenses to
 average net assets (%)         0.29%     0.31%     0.29%     0.28%      0.41%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.07%     7.18%     6.84%     6.97%      6.98%
Turnover rate (%)             119.12%   138.29%   228.74%   182.90%    164.34%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks to preserve capital and liquidity while also seeking to achieve a competitive yield. The Fund intends to maintain a stable net asset value of $1.00 per share.

The Fund invests in U.S. dollar denominated money market instruments rated in one of the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper and other short-term obligations of U.S. and foreign issuers
  (including asset-backed securities);

 . certificates of deposit, bank notes and other obligations of U.S. and foreign banks and other lending institutions;

 . debt securities issued by foreign governments and agencies;

 . U.S. Treasury, agency and state and local government obligations; and,

 . repurchase agreements.

The manager's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the antici-pated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The manager seeks secu-rities;

 . with an acceptable maturity;

 . issued by issuers on a sound financial footing;

 . that are marketable and liquid; and

 . that offer competitive yields.

The Fund only invests in individual securities with a maximum remaining matu-rity of 397 days (13 months). The overall weighted average maturity of the Fund's investments is 90 days or less. The Fund may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2001
Managed approximately $274 billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

John Keogh
-----------------
Senior Vice President and Partner of subadviser
Joined subadviser in 1983
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                                1991      6.00%
                                1992      3.60%
                                1993      3.41%
                                1994      4.03%
                                1995      5.78%
                                1996      5.32%
                                1997      5.38%
                                1998      5.40%
                                1999      5.05%
                                2000      6.29%

Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/2000(/1/)

                  Fund
1 year            6.29%
5 years           5.50%
10 years          4.99%
Life of fund      5.84%

(1)Began operations on March 29, 1986.

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk.

Principal Risk: An investment in the Fund is not a bank deposit and is not guaranteed as to principal and interest. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, investors may lose money by invest-ing in the Fund.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1996      1997      1998       1999      2000
Net asset value, beginning
 of period                  $  10.00  $  10.00  $  10.00   $  10.00  $  10.00
Income from investment
 operations:
 Net investment income
  (loss)                        0.52      0.53      0.53       0.45      0.60
 Net realized and
  unrealized gain (loss) on
  investments*                   --        --        --         --        --
 Total from investment
  operations                    0.52      0.53      0.53       0.45      0.60
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.52)    (0.53)    (0.53)     (0.45)    (0.61)
 Distributions from net
  realized gain on
  investments sold               --        --        --         --        --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --         --        --
 Total distributions        $  (0.52) $  (0.53) $   (0.53)    (0.45)    (0.61)
Net asset value, end of
 period                     $  10.00  $  10.00  $  10.00   $  10.00  $  10.00
Total investment return         5.32%     5.38%     5.40%      5.05%     6.29%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $213,235  $229,443  $395,195   $451,235  $496,853
Ratio of expenses to
 average net assets (%)         0.30%     0.33%     0.31%      0.31%     0.29%
Ratio of net investment
 income (loss) to average
 net assets (%)                 5.20%     5.32%     5.29%      4.95%     6.05%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and other insurance companies to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser in 2000 was:

  Funds                     % of net assets
  Growth & Income Fund           0.32%
  Large/Mid Cap Value Fund       0.95%
  Fundamental Growth Fund        0.86%
  Small Cap Growth Fund          0.75%
  Active Bond Fund               0.31%
  Money Market Fund              0.25%

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser. The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and tax-es) to not more than 0.10 percent of the fund's average daily net assets.

Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

         Investment Adviser                        Custodian
          John Hancock Life                  State Street Bank and
          Insurance Company                          Trust
                                                    Company

         Manages the Trust's
       investment and business             Holds the Trust's assets,
             activities.                       settles all Trust
                                           trades and collects most
                                               of the valuation
                                           data required for calcu-
                                              lating the Trust's
                                                     NAV.

                                  Subadvisers

      Independence Investment LLC            Putnam Investment Management, LLC
      John Hancock Advisers, Inc.            Wellington Management Company,
                                             LLP

                      Provide management to various funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information


 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             or to make share-
                            Trust I:                    holder inquiries,
                                                        please contact:

                            Annual/Semiannual
                            Report to shareholders

                                                        By mail:


                            Includes financial          John Hancock Variable
                            statements, a dis-          Series Trust I
                            cussion of the mar-         John Hancock Place
                            ket conditions and          Boston, MA 02117
                            investment strate-
                            gies that signifi-
                            cantly affected per-
                            formance, and the
                            auditors' report (in
                            the annual report
                            only).

                                                        By phone: 1-800-732-
                                                        5543

                                                        Or you may view or
                                                        obtain these docu-
                                                        ments from the SEC:


                            Statement of                In person: at the
                            Additional                  SEC's Public Refer-
                            Information (SAI)           ence Room in Wash-
                                                        ington, DC

                            The SAI contains
                            more detailed infor-
                            mation on all
                            aspects of the
                            funds.

                                                        By phone: 1-202-942-
                                                        8090

                                                        By mail: Office of
                                                        Public Reference Secu-
                                                        rities and Exchange
                                                        Commission

                            A current SAI has
                            been filed with the
                            Securities and              450 5th Street,
                            Exchange Commission         N.W., Room 1300
                            and is incorporated         Washington, DC
                            by reference into           20549-0102
                            (i.e., is legally a         (duplicating fee
                            part of) this pro-          required)
                            spectus.

                                                        By e-
                                                        mail: publicinfo@SEC.gov

                                                        On the
                                                        Internet: www.sec.gov

                                                        SEC File Num-
 John Hancock                                           ber: 811-4490
 Variable
 Series Trust I
 John Hancock
 Place
 Boston, Massachu-
 setts 02117
VSTPRO 10